Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Class I, P and W Shares | Voya Multi-Manager International Factors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Multi-Manager International Factors Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The Fund may invest in securities of companies from emerging market countries. The Fund may also invest in depositary receipts, warrants and rights of foreign issuers. The Fund may invest in real estate-related securities including real estate investment trusts.

The Fund may use derivatives, including futures, options, swaps, and forward foreign currency exchange contracts, typically for hedging purposes to reduce risk, such as interest rate risk, currency risk, and price risk, as a substitute for the sale or purchase of the underlying securities, and for the purpose of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and applicable exemptive orders thereunder (“1940 Act”).

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

PanAgora Asset Management, Inc. (“PanAgora”), and Voya Investment Management Co. LLC (“Voya IM”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

PanAgora Asset Management, Inc.

To manage its portion of the Fund’s assets, PanAgora employs a strategy which seeks to achieve the Fund’s investment objective by using a proprietary Dynamic Equity alpha model that integrates a variety of measures, including issuer-specific, sector-specific and region-specific factors. The strategy seeks to identify and exploit investment opportunities resulting from investors’ under/over reactions to market information and market inefficiencies.

PanAgora, using its proprietary Dynamic Equity investment process, constructs a forecasting model for every security in PanAgora’s defined investment universe, contingent on each security’s distinct characteristics. The model uses a broad array of factors that PanAgora believes are predictive of security returns including, but not limited to, value, momentum, and quality factors. The Dynamic Equity model then combines the return forecasts with information from a proprietary risk model to seek to derive PanAgora’s optimal constrained portfolio. PanAgora seeks to buy securities for the Fund with high forecasted returns, based on PanAgora’s proprietary forecasting model. Size limitations are placed on portfolio positions by PanAgora for risk management purposes.

Voya Investment Management Co. LLC

To manage its portion of the Fund’s assets, Voya IM employs a “passive management” approach designed to track the performance of a custom index created by FTSE for Voya IM that was based on the FTSE Developed ex US Select Factor Index (“Index”). The Index is designed to capture explicit exposure to a broad set of five factors contributing to developed equity market performance outside of the United States. These five factors include Momentum, Quality, Size, Value and Volatility. The Index is part of the FTSE Global Factor Index Series, and has been customized to minimize trading costs through a narrowing of index constituents while still maintaining strong factor exposure. As a result of the five factor selection process, the Index may be focused in one or more industries, which may change from time to time. As of December 31, 2019, a portion of the Index was focused in the industrials sector.

		The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in exchange-traded funds, stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Focused Investing: To the extent that the Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Fund will allocate its investments to approximately the same extent as the index. As a result, the Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments will have a greater effect on the Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Fund could underperform, or be more volatile than, funds that have greater diversification.

Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Index Strategy: The index selected may underperform the overall market. To the extent the Fund seeks to track the index’s performance, the Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Fund’s investments track its target index, such Fund may underperform other funds that invest more broadly. The correlation between the Fund’s performance and index performance may be affected by the Fund’s expenses and the timing of purchases and redemptions of the Fund’s shares. In addition, the Fund’s actual holdings might not match the index and the Fund’s effective exposure to index securities at any given time may not precisely correlate.

Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.

Because Class P shares of the Fund did not have a full calendar year of operations as of the calendar year ended December 31, 2019, no performance information for Class P shares is provided below.

		On January 20, 2017, PanAgora Asset Management, Inc. and Voya Investment Management Co. LLC were added as sub-advisers and another sub-adviser (which served as a sub-adviser from date of inception to January 20, 2017) was removed. These changes to the sub-advisers resulted in a change to the Fund’s principal investment strategies. On November 22, 2013, a sub-adviser (which served as a sub-adviser from date of inception to November 22, 2013) was removed. If the Fund’s current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares of the Fund did not have a full calendar year of operations as of the calendar year ended December 31, 2019
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.individuals.voya.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class I (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1st 2012, 12.62% and Worst quarter: 4th 2018, -12.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Class I, P and W Shares | Voya Multi-Manager International Factors Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.74%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 76
3 Yrs	rr_ExpenseExampleYear03	252
5 Yrs	rr_ExpenseExampleYear05	443
10 Yrs	rr_ExpenseExampleYear10	995
1 Yr	rr_ExpenseExampleNoRedemptionYear01	76
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	252
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	443
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 995
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012	18.44%
2013	rr_AnnualReturn2013	18.96%
2014	rr_AnnualReturn2014	(4.29%)
2015	rr_AnnualReturn2015	1.59%
2016	rr_AnnualReturn2016	0.32%
2017	rr_AnnualReturn2017	25.32%
2018	rr_AnnualReturn2018	(13.60%)
2019	rr_AnnualReturn2019	17.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.03%)
1 Yr	rr_AverageAnnualReturnYear01	17.47%
5 Yrs	rr_AverageAnnualReturnYear05	5.32%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 2011
Class I, P and W Shares | Voya Multi-Manager International Factors Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.15%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 15
3 Yrs	rr_ExpenseExampleYear03	441
5 Yrs	rr_ExpenseExampleYear05	893
10 Yrs	rr_ExpenseExampleYear10	2,148
1 Yr	rr_ExpenseExampleNoRedemptionYear01	15
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	441
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	893
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,148
Class I, P and W Shares | Voya Multi-Manager International Factors Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.74%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 76
3 Yrs	rr_ExpenseExampleYear03	290
5 Yrs	rr_ExpenseExampleYear05	523
10 Yrs	rr_ExpenseExampleYear10	1,190
1 Yr	rr_ExpenseExampleNoRedemptionYear01	76
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	290
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	523
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,190
1 Yr	rr_AverageAnnualReturnYear01	17.47%
5 Yrs	rr_AverageAnnualReturnYear05	5.35%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 2012
Class I, P and W Shares | Voya Multi-Manager International Factors Fund | After tax on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.65%
5 Yrs	rr_AverageAnnualReturnYear05	4.26%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Class I, P and W Shares | Voya Multi-Manager International Factors Fund | After tax on distributions with sale | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	10.64%
5 Yrs	rr_AverageAnnualReturnYear05	3.97%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Class I, P and W Shares | Voya Multi-Manager International Factors Fund | MSCI EAFE® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.01%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	5.67%	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[3]
Class I, P and W Shares | Voya Multi-Manager International Factors Fund | MSCI EAFE® Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.01%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	5.67%	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%	[3]
Class I, P and W Shares | Voya Multi-Manager International Factors Fund | MSCI ACW Index℠ Ex-U.S. | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	21.51%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	5.51%	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%	[3]
Class I, P and W Shares | Voya Multi-Manager International Factors Fund | MSCI ACW Index℠ Ex-U.S. | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	21.51%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	5.51%	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%	[3]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.75%, 0.15% and 0.75% for Class I shares, Class P and Class W shares, respectively, through March 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive its management fee for Class P shares through March 1, 2021. The adviser is further contractually obligated to waive 0.01% of the management fee through March 1, 2021. Termination or modification of these obligations requires approval by the Fund's board.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.